BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 464,209	$ 39,381
Noncurrent assets:
Other assets	91,000	260,609
Investments and cash held in trust	75,156,140
Total assets	75,711,349	299,990
LIABILITIES AND STOCKHOLDERS' EQUITY
Franchise tax accrual	151,551	0
Accounts payable and accrued expenses	161,040	210,000
Note payable-Sponsor	0	100,000
Total current liabilities	312,591	310,000
Warrant liability	4,670,667
Deferred underwriter fee	2,250,000
Total liabilities	7,233,258	310,000
Commitments and contingencies
Common stock subject to possible redemption; 6,347,809 shares at $10.00	63,478,090	0
Stockholders' equity:
Preferred stock, $.0001 par value; 1,000,000 shares authorized; none issued	0	0
Common stock, $.0001 par value, authorized 100,000,000 shares; 3,037,191 and 2,156,250 shares issued and outstanding at December 31, 2012 and December 31, 2011 respectively, (excluding 6,347,809 shares subject to possible redemption at December 31, 2012)	304	216
Additional paid-in capital	4,999,697	24,784
Deficit accumulated during the development stage	0	(35,010)
Total stockholders' equity (deficit)	5,000,001	(10,010)
Total liabilities and stockholders' equity	$ 75,711,349	$ 299,990